[PHOTO] Newspaper


                             THE INSTITUTIONAL FUND

                            1999 SEMI-ANNUAL REPORT




                                      June 30, 1999
                                      Investment Adviser: R. Meeder & Associates

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. All performance figures represent total returns and average annual total returns for the periods ended 6/30/99. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment value and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Adviser reimbursed expenses in order to reduce the operating expenses of The Institutional Fund during each period shown. An investment in The Institutional Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yield quotations more closely reflect the current earnings of The Institutional Fund than do total return quotations. To obtain a prospectus containing more complete information about The Institutional Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call (800)494-3539 or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.

THE INSTITUTIONAL FUND 1999 Semi-Annual Report

   The Institutional Fund continues to outperform the average taxable institutional money market fund for 12-month total return as of June 30, 1999 according to IBC. The Fund returned 5.17% for the twelve months ended June 30th, compared the Fund's peer group average of 4.99%.

   As of June 30, 1999, the Fund's 7-day simple yield was 4.73%, and the 7-day compound yield was 4.83%.

   Interest rates were on the rise throughout the first half of 1999, without any action by the Federal Reserve until June 30th. On that day, the Fed raised the Fed funds target rate for overnight interbank loans from 4.75% to 5.00%. It was the Fed's first action since last autumn's triple-play 0.25% rate reduction.

[PHOTO] Philip A. Voelker, Portfolio Manager

   The fact that interest rates across the board increased steadily over the last six months without any intervention by the Federal Reserve demonstrates two points: first, that the Federal Reserve has consistently "hinted" at possible action in order to affect the interest rate market; and second, that the markets have become quite adept at forecasting the need for interest rate adjustments. Both factors make today's economic and interest rate environment less volatile and less subject to surprise. They have also contributed to the continued steady growth of the U.S. economy.

   Because of this changing interest rate environment, we had decreased the Fund's average maturity by almost half from 70 days at the start of the year to 39 days on June 30. This decision to shorten the average maturity of the Fund should help us weather any changes in interest rates that may arise in the latter half of 1999, and seek to provide investors with competitive rates of return relative to other money market funds.

  1999 SEMI-ANNUAL HIGHLIGHTS
  ---------------------------

  Period & Average Annual Total Returns
  as of 6/30/99
  --------------------------------------
  Year to Date........................2.41%
  One Year............................5.17%
  Three Years.........................5.39%
  Five Years..........................5.47%
  Life of Fund1.......................5.47%

  1 Inception Date 6/15/94

  Current & Effective Yields as of 6/30/99
  ----------------------------------------
  7-day Simple Yield..................4.73%
  7-day Compound Yield................4.83%


PORTFOLIO HOLDINGS as of 6/30/99:

[GRAPH] The following information was presented as a pie chart:

  1) Commercial Paper           60.51%
  2) Variable Rate Notes        16.02%
  3) Repurchase Agreements      12.14%
  4) Corporate Notes            11.33%


The Institutional Fund 1999 Semi-Annual Report                        Page 3

                             Money Market Portfolio
            Portfolio of Investments as of June 30, 1999 (Unaudited)

                                                             COUPON/YIELD MATURITY  FACE AMOUNT     AMORTIZED COST

COMMERCIAL PAPER - 60.5%
        American Honda Finance Corp.                             4.83%    07/07/99   10,000,000         $ 9,991,951
        American Honda Finance Corp.                             5.05%    07/30/99   24,353,000          24,253,931
        Bankers Trust Corp.                                      4.97%    11/09/99   25,000,000          24,547,868
        Bell Atlantic Financial Services, Inc.                   4.98%    07/01/99    4,800,000           4,800,000
        Bell Atlantic Financial Services, Inc.                   4.98%    07/06/99   10,700,000          10,692,599
        Cargill Global Funding plc                               4.96%    07/06/99   25,000,000          24,982,778
        Credit Suisse First Boston                               4.94%    09/14/99   25,000,000          24,742,708
        Credit Suisse First Boston                               4.83%    10/13/99   40,000,000          39,441,867
        Catholic Health Partners                                 4.93%    07/07/99   37,228,000          37,197,411
        Carolina Power & Light Co.                               4.82%    08/20/99   20,000,000          19,866,111
        Duff & Phelps Utility & Corp.                            4.82%    08/02/99   12,500,000          12,446,444
        Duff & Phelps Utility & Corp.                            4.85%    08/25/99   10,000,000           9,925,903
        E.I. DuPont De Nemours & Co.                             4.85%    07/21/99   50,000,000          49,865,278
        Eaton Corp.***                                           4.87%    07/19/99    7,475,000           7,456,798
        Eaton Corp.***                                           4.73%    10/08/99   10,000,000           9,869,925
        FPL Group Capital, Inc.***                               4.83%    08/10/99   27,400,000          27,252,954
        FPL Group Capital, Inc.***                               4.94%    09/15/99   25,000,000          24,739,278
        Ford Motor Credit Co.                                    5.02%    07/28/99   50,000,000          49,811,750
        General Electric Capital Corp.                           4.85%    07/02/99    3,658,000           3,657,507
        General Electric Capital Corp.                           4.84%    09/02/99   32,350,000          32,075,996
        General Electric Capital Corp.                           4.73%    10/06/99   20,000,000          19,745,106
        Ipalco Enterprises                                       4.90%    07/12/99   20,000,000          19,970,056
        LG&E Capital Corp.                                       4.97%    07/06/99   17,958,000          17,945,604
        LG&E Capital Corp.                                       4.83%    07/22/99   17,173,000          17,124,615
        MidAmerican Energy Co.                                   4.93%    07/16/99   16,300,000          16,266,517
        Motorola Credit Corp.                                    4.82%    07/02/99    4,000,000           3,999,465
        Monsanto Co.                                             4.74%    08/12/99    9,400,000           9,348,018
        Monsanto Co.                                             4.82%    08/18/99   11,000,000          10,929,307
        Monsanto Co.                                             4.82%    09/08/99   14,000,000          13,870,663
        National Rural Utilities                                 4.84%    07/06/99   10,000,000           9,993,277
        National Rural Utilities                                 4.85%    09/17/99   25,000,000          24,737,292
        Toronto Dominion Holdings USA, Inc.                      4.68%    07/19/99   40,000,000          39,906,400
        Toyota Motor Corp.                                       4.85%    07/07/99   18,400,000          18,385,127
        UBS AG                                                   4.74%    07/22/99   25,000,000          24,930,875
        Xerox Credit Corp.                                       4.82%    09/03/99   50,000,000          49,571,555

        TOTAL COMMERCIAL PAPER
        (Cost$744,342,934 )                                                                             744,342,934

CORPORATE OBLIGATIONS - 25.0%
        Aquarium Holdings KY***                                  5.13%*   07/01/99   14,000,000          14,000,000
        Associates Corp. N.A.                                    6.37%    08/15/99    2,000,000           2,003,007
        Associates Corp. N.A.                                    6.75%    10/15/99      300,000             301,316
        Baltimore Gas & Electric Co.                             8.40%    10/05/99    2,000,000           2,018,597
        Bath Technologies, Inc.                                  5.14%    07/01/99    4,500,000           4,500,000
        Bear Stearns Co., Inc.                                   6.22%    07/19/99    5,000,000           5,002,438
        Bear Stearns Co., Inc.                                   7.62%    09/15/99    4,000,000           4,020,408
        Bear Stearns Co., Inc.                                   7.63%    09/15/99    1,765,000           1,774,067
        Care Life Project***                                     5.14%    07/01/99    3,700,000           3,700,000
        Caterpillar Finance                                      6.84%    09/15/99    1,000,000           1,003,508
        Caterpillar Finance                                      6.42%    07/15/99    3,000,000           3,001,642
        Caterpillar, Inc.                                        6.80%    08/24/99      500,000             500,804
        Chase Manhattan Bank                                     5.88%    08/04/99    3,700,000           3,702,655
        Chrysler Financial                                      12.75%    11/01/99    1,000,000           1,024,342
        Citigroup                                                9.75%    08/01/99      500,000             501,938
        Citigroup                                                6.25%    10/25/99    2,000,000           2,007,555
        Clark Grave Vault Co.***                                 5.30%*   07/01/99    2,550,000           2,550,000
        Consolidated Edison***                                   5.19%*   07/01/99    8,250,000           8,250,000
        Coughlin Family Properties, Inc.***                      5.13%*   07/01/99    3,970,000           3,970,000
        D.E.D.E. Realty***                                       5.13%*   07/01/99    3,760,000           3,760,000
        Damascus-Bishop Tire                                     5.14%*   07/01/99    3,000,000           3,000,000
        Danis Construction Co.***                                5.13%    07/01/99    6,000,000           6,000,000
        Doren, Inc.***                                           5.14%*   07/01/99      400,000             400,000
        Espanola/Nambe***                                        5.14%*   07/01/99    2,115,000           2,115,000
        Fleet Mortgage Group, Inc.                               6.50%    09/15/99    4,000,000           4,011,427
        Ford Motor Credit Co.                                    6.38%    09/15/99      500,000             501,298
        Flordia Power & Light Co.                                5.50%    07/01/99    1,000,000           1,000,000


The Institutional Fund 1999 Semi-Annual Report                        Page 4




                                                             COUPON/YIELD MATURITY  FACE AMOUNT     AMORTIZED COST

        GTE Southwest Inc.                                       5.82%*   12/01/99    1,000,000           1,003,041
        General American Life Insurance****                      5.28%*   09/21/99   20,000,000          20,000,000
        Georgia Power Co.                                        6.12%    09/01/99    1,500,000           1,502,545
        General Motors Acceptance Corp.                          8.00%    10/01/99    3,000,000           3,021,232
        General Motors Acceptance Corp.                          8.40%    10/15/99    1,255,000           1,267,051
        Goldman Sachs Group LP                                   6.88%    09/15/99    1,000,000           1,003,365
        Hancor, Inc.***                                          5.14%*   07/01/99      600,000             600,000
        International Lease Finance Corp.                        7.41%    09/01/99    1,300,000           1,305,206
        Isaac Tire, Inc.***                                      5.13%*   07/01/99      980,000             980,000
        J.W. Harris Co., Inc.                                    5.13%*   07/01/99    2,100,000           2,100,000
        Jackson Tube Service, Inc.                               5.13%    07/01/99    4,500,000           4,500,000
        John Deere                                               6.43%    08/09/99   10,000,000          10,007,972
        Luken-Woodlawn LLC                                       5.13%    07/01/99    3,740,000           3,740,000
        Melvin Stone Co.                                         5.13%    07/01/99    7,600,000           7,600,000
        Miami Valley Steel                                       5.14%    07/01/99    2,050,000           2,050,000
        Morgan Guaranty Trust Co.                                5.75%    10/08/99      500,000             500,754
        Mubea Inc.***                                            5.14%    07/01/99    3,750,000           3,750,000
        Mubea Inc.***                                            5.14%*   07/01/99    5,400,000           5,400,000
        Norwest Financial, Inc.                                  7.20%    08/25/99    1,100,000           1,103,420
        Norwest Financial, Inc.                                  6.38%*   10/01/99      500,000             501,541
        Norwest Financial, Inc.                                  6.05%    11/19/99    2,000,000           2,006,156
        O.K.I. Supply Co.***                                     5.13%*   07/01/99    2,090,000           2,090,000
        Osco Industries, Inc.***                                 5.14%*   07/01/99    2,700,000           2,700,000
        Pepsico, Inc.                                            6.25%    09/01/99    5,000,000           5,009,300
        Presrite Corp.***                                        5.14%    07/01/99    1,700,000           1,700,000
        Pro Tire, Inc.***                                        5.13%    07/01/99    1,175,000           1,175,000
        R.I. Lampus Co.***                                       5.14%    07/01/99    2,110,000           2,110,000
        RSD Technology***                                        5.14%    07/01/99    5,770,000           5,770,000
        SBC Communication Capital Corp.                          6.40%    08/18/99    1,000,000           1,001,910
        Salomon, Inc.                                            7.13%*   08/01/99      225,000             225,343
        Seariver Maritime, Inc.                                  4.92%*   08/01/99    6,400,000           6,400,000
        SunAmerica, Inc.                                         6.20%    10/31/99   45,700,000          45,882,425
        Signature Brands                                        13.00%*   08/15/99   18,500,000          20,139,518
        Surgery Financing Co.***                                 5.14%    07/01/99    3,475,000           3,475,000
        Surgery Financing Co.***                                 5.14%    07/01/99    3,000,000           3,000,000
        Transamerica Finance                                     8.75%    10/01/99    2,000,000           2,018,168
        Transamerica Finance                                     8.08%    11/04/99    1,390,000           1,404,176
        Triangle Funding                                         5.35%    10/15/99    7,500,000           7,500,000
        Virginia Electric Power Co.                              6.35%    07/02/99    7,070,000           7,070,264
        Wisconsin Electric Power Co.                             6.20%    08/01/99    1,000,000           1,001,392
        White Castle Project***                                  5.14%    07/01/99    8,750,000           8,750,000
        World Trade Finance                                      5.07%    09/01/99   20,000,000          20,000,000

        TOTAL CORPORATE OBLIGATIONS
        (Cost$306,984,781 )                                                                             306,984,781

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%

        Federal Home Loan Bank                                   5.14%    07/07/99   25,000,000          25,000,000
        Student Loan Marketing Assoc.                            5.30%    07/07/99    4,350,000           4,350,130

        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $29,350,130 )                                                                              29,350,130

U.S. TREASURY OBLIGATIONS - 0.0%

    **  U.S. Treasury Bill                                       4.30%    01/06/00       63,100              61,676

        TOTAL U.S. TREASURY OBLIGATIONS
        (Cost  $61,676 )                                                                                     61,676


The Institutional Fund 1999 Semi-Annual Report                        Page 5




                                                             COUPON/YIELD MATURITY  FACE AMOUNT     AMORTIZED COST

REPURCHASE AGREEMENTS - 12.1%

        Banc of America Securities LLC (Collateralized by        5.60%    07/01/99   50,000,000          50,000,000
             $51,379,000 various commercial papers,
             5.50% - 5.54%, 07/19/99 - 09/20/99,
             market value - $51,000,007)

        Prudential Securities (Collateralized by $53,556,000     5.10%    07/01/99   48,000,000          48,000,000
             various U.S. Government securities,
             6.00% - 6.50%, 02/25/14 - 04/15/14,
             market value - $50,383,685)

        State Street Bank & Trust Co. (Collateralized by         4.90%    07/01/99   31,569,000          31,569,000
             $32,201,291 FFCB, 5.13%, 04/02/01,
             market value - $32,201,291)

        State Street Bank & Trust Co. (Collateralized by         4.70%    07/01/99   19,721,000          19,721,000
             $31,662,245 SLMA, 5.20%, 01/25/07,
             market value - $20,117,704)

        TOTAL REPURCHASE AGREEMENTS
        (Cost $149,290,000 )                                                                            149,290,000

TOTAL INVESTMENTS - 100.0%
(Cost$1,230,029,521)(a)                                                                              $1,230,029,521


        TRUSTEE DEFERRED COMPENSATION*****                                              SHARES               VALUE

                  Flex-funds Highlands Growth Fund                                          356               7,470
                  Flex-funds Muirfield Fund                                                 541               3,465
                  Flex-funds Total Return Utilities Fund                                    156               3,015
                  Flex Partners International Equity Fund                                   278               3,757

             TOTAL TRUSTEE DEFERRED COMPENSATION
             (Cost   $14,513 )                                                                              $17,707


(a)  Cost for federal income tax and financial reporting purposes are the same.

FHLMC: Federal Home Loan Mortgage Corporation

Remic: Real Estate Mortgage Investment Conduit

FFCB: Federal Farm Credit Bureau

SLMA: Student Loan Marketing Association

* Variable rate security. Interest rate is as of June 30, 1999. Maturity date reflects the next rate change date.

**   Pledged as collateral on Letter of Credit.

*** Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.

**** Illiquid security. The sale or disposition of such security may not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.

***** Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.


See accompanying notes to financial statements.


The Institutional Fund 1999 Semi-Annual Report                        Page 6

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1999 (Unaudited)


                                                            INSTITUTIONAL
                                                                 FUND
Assets:
  Investment in corresponding portfolio at value            $1,051,905,499
  Unamortized organization costs                                        14
  Other assets                                                     289,291

Total Assets                                                 1,052,194,804


Liabilities:
  Dividends payable                                              4,460,245
  Accrued transfer agent and administrative fees                    99,539
  Accrued 12b-1 distribution fees                                   42,153
  Other accrued liabilities                                          2,962

Total Liabilities                                                4,604,899

Net Assets                                                   1,047,589,905

Net Assets:
  Capital                                                    1,047,589,905

Net Assets                                                  $1,047,589,905


  Capital Stock Outstanding (indefinite shares authorized,   1,047,589,905
    $0.100 par value)

  Net Asset Value, Offering and
    Redemption Price Per Share                                       $1.00


                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)


                                                            INSTITUTIONAL
                                                                 FUND

Net Investment Income from Corresponding Portfolio:
  Interest                                                     $24,638,607
  Expenses                                                        (879,260)

Total Net Investment Income from Corresponding Portfolio        23,759,347

Fund Expenses:
  Administrative fee                                               243,664
  Transfer agent fees                                              292,396
  Audit fees                                                         1,127
  Legal fees                                                           246
  Printing                                                           1,690
  Amortization of organizational costs                               1,531
  Distribution plan                                                146,198
  Postage                                                              782
  Registration and filing fees                                      31,559
  Insurance                                                          2,572
  Other expenses                                                    12,852

Total Expenses                                                     734,617

  Expenses reimbursed by investment adviser                       (423,457)

Net Expenses                                                       311,160

NET INVESTMENT INCOME                                           23,448,187

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $23,448,187


  See accompanying notes to financial statements


The Institutional Fund 1999 Semi-Annual Report                        Page 7

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)
                      AND THE YEAR ENDED DECEMBER 31, 1998


                                                Six Months
                                               Ended 6/30/99       Year Ended
                                                (Unaudited)         12/31/98
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                         $23,448,187        $30,972,671
  Net increase in net assets
    resulting from operations                    23,448,187         30,972,671

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                         (23,448,187)       (30,972,671)

  Net decrease in net assets resulting
    from dividends and distributions            (23,448,187)       (30,972,671)

CAPITAL TRANSACTIONS:
  Issued                                      3,583,725,511      3,426,758,647
  Reinvested                                        977,603          1,615,388
  Redeemed                                   (3,178,944,488)    (3,202,537,096)

Net increase in net assets resulting from
  capital share transactions                    405,758,626        225,836,939

TOTAL INCREASE IN NET ASSETS                    405,758,626        225,836,939

NET ASSETS - Beginning of period                641,831,279        415,994,340

NET ASSETS - End of period                   $1,047,589,905       $641,831,279

SHARE TRANSACTIONS:
  Issued                                      3,583,725,511      3,426,758,647
  Reinvested                                        977,603          1,615,388
  Redeemed                                   (3,178,944,488)    (3,202,537,096)

Change in shares                                405,758,626        225,836,939


  See accompanying notes to financial statements


The Institutional Fund 1999 Semi-Annual Report                        Page 8

FINANCIAL HIGHLIGHTS

                                                           Six Months         FOR THE YEAR ENDED DECEMBER 31,
                                                          Ended 6/30/99     ------------------------------------    June 15, 1994*
                                                           (Unaudited)      1998       1997      1996       1995   to Dec. 31, 1994

Net Asset Value, Beginning of Period                         $1.000         $1.000    $1.000    $1.000     $1.000       $1.000

Income from Investment Operations
  Net investment income                                       0.024          0.054     0.054     0.053      0.059        0.026
  Total from investment operations                            0.024          0.054     0.054     0.053      0.059        0.026
Less Distributions
  Dividends from net investment income                       (0.024)        (0.054)   (0.054)   (0.053)    (0.059)      (0.026)
  Total distributions                                        (0.024)        (0.054)   (0.054)   (0.053)    (0.059)      (0.026)
Net Asset Value, End of Period                               $1.000         $1.000    $1.000    $1.000     $1.000       $1.000
Total Return                                                   2.41%(2)       5.49%    5.53%      5.43%     6.01%        4.80%(3)

Ratios/Supplementary Data
  Net assets, end of period ($000)                         $1,047,590      $641,831  $415,994  $232,142   $113,205     $59,494
  Ratio of expenses to average net assets                      0.25%(3)       0.24%    0.25%      0.25%     0.25%        0.20%(3)
  Ratio of net investment income to average net assets         4.82%(3)       5.34%    5.41%      5.30%     5.87%        4.51%(3)
  Ratio of expenses to average net assets before
    waiver of fees (1)                                         0.45%(3)       0.45%    0.47%      0.46%     0.55%        0.46%(3)
  Ratio of net investment income to average net assets
    before waiver of fees (1)                                  4.62%(3)       5.13%    5.19%      5.09%     5.57%        4.25%(3)

(1) Ratio includes fees waived in corresponding portfolio.
(2) Not Annualized
(3) Annualized
 *  Date of commencement of operations.

  See accompanying notes to financial statements


The Institutional Fund 1999 Semi-Annual Report                        Page 9

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1999 (UNAUDITED)


1.   ORGANIZATION

The Flex-Partners Trust (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds. The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                       PERCENTAGE OF PORTFOLIO
                                                       OWNED BY FUND AS OF
FUND                     PORTFOLIO                     JUNE 30, 1999
----                     ---------                     -------------
Institutional Fund       Money Market Portfolio             85%

The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

The Fund values its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolio is further described at Note 2 of the Portfolio's Notes to Financial Statements.

INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences have been reclassified among the components of net assets.


The Institutional Fund 1999 Semi-Annual Report                        Page 10

ORGANIZATIONAL COSTS

The costs related to the organization of the Fund have been deferred and are being amortized by the Fund on a straight-line basis over a five-year period.

INVESTMENT INCOME & EXPENSES

The fund records daily its proportionate share of the Portfolio's income, expense, and realized and unrealized gains and losses. In addition, the fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 for the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

RMA has voluntarily agreed to reimburse the Fund for the amount by which annual expenses of the Fund including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed 0.26% of average daily net assets of the Fund. Prior to April 28, 1999, the annual expense limitation had been 0.25% of average daily net assets of the Fund. Such reimbursement is limited to the total of fees charged the Fund by RMA and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan (the "Plan"). Under the terms of the Plan, the Fund may incur certain expenses associated with the distribution of fund shares in amounts not to exceed 0.03% of the average daily net assets of the Fund on an annual basis.

Certain officers of the Fund and trustees of the Trust and the Portfolio are also officers or directors of MII, RMA and MFSCo.


The Institutional Fund 1999 Semi-Annual Report                        Page 11

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 1999 (Unaudited)


                                              MONEY MARKET PORTFOLIO
Assets:
  Investments, at market value*                   $1,080,739,521
  Repurchase agreements, at cost*                    149,290,000
  Trustee deferred compensation investments, at           20,901
    market value
  Cash                                                       559
  Receivable for securities sold                             ---
  Receivable for net variation margin on futures             ---
  Receivable from corresponding Fund                   1,853,723
  Interest receivable                                  5,019,977
  Dividends receivable                                       ---
  Prepaid/Other assets                                   116,098

Total Assets                                      $1,237,040,779

Liabilities:
  Payable for securities purchased                     1,600,000
  Payable for Trustee Deferred Compensation Plan          20,901
  Payable to investment adviser                          169,391
  Accrued audit fees                                       6,264
  Accrued legal fees                                         214
  Accrued custodian fees                                  11,246
  Accrued trustee fees                                       ---
  Accrued fund accounting fees                            13,922
  Other accrued liabilities                                7,551

Total Liabilities                                      1,829,489


Net Assets                                        $1,235,211,290

Net Assets:
  Capital                                          1,235,211,290
  Net unrealized appreciation (depreciation) of              ---
    investments

Net Assets                                         $1,235,211,290

  *Securities at cost                              $1,230,029,521


                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)


                                      MONEY MARKET PORTFOLIO
 NET INVESTMENT INCOME
  Interest                                 $29,626,485
  Dividends                                        ---

Total Investment Income                     29,626,485

Expenses:
  Investment advisory fees                   1,540,234
  Audit fees                                     6,286
  Custodian fees                                41,994
  Trustees fees and expenses                    14,620
  Legal fees                                       222
  Accounting fees                               76,982
  Insurance                                     34,197
  Other expenses                                 2,690

Total Expenses                               1,717,225

  Investment advisory fees waived             (660,724)
  Directed brokerage payments received             ---

Total Net Expenses                           1,056,501

NET INVESTMENT INCOME                       28,569,984

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $28,569,984


  See accompanying notes to financial statements


The Institutional Fund 1999 Semi-Annual Report                        Page 12

                      STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)


                                                   Six Months
                                                  Ended 6/30/99    Year ended
                                                   (Unaudited)      12/31/98
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                            $28,569,984      $40,566,858
  Net realized gain (loss) from investments
    and futures contracts                                  ---              ---
  Net change in unrealized appreciation
    (depreciation) of investments                          ---              ---

Net increase (decrease) in net assets
  resulting from operations                         28,569,984       40,566,858

TRANSACTIONS OF INVESTORS' BENEFICIAL INTERESTS:
  Contributions                                  3,932,769,311    3,894,846,315
  Withdrawals                                   (3,524,397,328)  (3,742,162,497)

Net increase (decrease) in net assets resulting
  from transactions of investors' beneficial
  interests                                        408,371,983      170,683,818

TOTAL INCREASE IN NET ASSETS                       436,941,967      211,250,676

NET ASSETS - Beginning of period                   798,269,323      587,018,647

NET ASSETS - End of period                      $1,235,211,290     $798,269,323


  See accompanying notes to financial statements


MONEY MARKET PORTFOLIO
                                               Six Months                             Year Ended December 31,
                                              Ended 6/30/99    -----------------------------------------------------------------
                                               (Unaudited)       1998            1997          1996         1995         1994

   Net Assets, End of Period ($000)            $1,233,358      $798,269        $587,019      $352,930     $256,126     $224,523
   Ratio of Expenses to Average Net Assets        0.18%(1)        0.18%           0.18%         0.19%        0.21%        0.19%
   Ratio of Net Investment Income to
      Average Net Assets                          4.87%(1)        5.39%           5.47%         5.34%        5.87%        4.28%
   Ratio of Expenses to Average Net Assets,
      before waiver of fees                       0.29%(1)        0.30%           0.31%         0.33%        0.37%        0.39%
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees           4.76%(1)        5.27%           5.34%         5.20%        5.70%        4.08%

(1) Annualized


The Institutional Fund 1999 Semi-Annual Report                        Page 13

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1999 (UNAUDITED)


1.   ORGANIZATION

The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

The investment objective of the Money Market Portfolio is to seek current income and stable net asset values through investment in a portfolio of money market instruments. The financial statements of the Funds are included elsewhere in this report.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Money market securities held in the Portfolio are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

DEFERRED TRUSTEE COMPENSATION

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of the Flex-funds and Flex-Partners Funds. Deferred amounts remain in the Portfolios until distributed in accordance with the Plan.

LETTER OF CREDIT

The Portfolio has pledged as collateral a U.S. Government security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolio's fidelity bond coverage.


The Institutional Fund 1999 Semi-Annual Report                        Page 14

INCOME TAXES

The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required.

SECURITIES TRANSACTIONS

The Portfolio records security transactions on the trade date. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays monthly a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the six months ended June 30, 1998, RMA voluntarily waived a portion of its investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. In compensation for such services the Portfolio pays MFSCo an annual fee equal to the greater of:

         a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or

         b.       $30,000.

Certain officers and trustees of the Portfolio are also officers or directors of MII, RMA and MFSCo.

4.   SECURITIES TRANSACTIONS

As of June 30, 1999, the aggregate cost basis of investments for Federal income tax was $1,230,029,521.


The Institutional Fund 1999 Semi-Annual Report                        Page 15

THE INSTITUTIONAL FUND
R. Meeder & Associates P.O. Box 7177, Dublin OH 43017